SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - Standard Waste Services L L C [Member] - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Allowance for credit losses	$ 0	$ 0
Accounts receivable	1,284,899	1,126,378	$ 1,236,867	$ 1,001,761
Advertising Expense	$ 1,847	$ 1,721